Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Amount	$ 2,362	$ 3,648
Viewsil Microelectronics Kunshan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 2,318	$ 3,629
Holding %	49.00%	49.00%
Iris Optronics Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 44	$ 19
Holding %	2.06%	1.98%